Equity - Tax effects (Details 4) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Foreign currency translation adjustments, Pre-tax
Foreign currency translation adjustments arising during period, Pre-tax	¥ (54,724)	¥ 77,817	¥ 43,429
Reclassification adjustments for gains and losses realized in net income, Pre-tax	233	(64)
Net unrealized gains (losses) from securities, Pre-tax
Unrealized holding gains (losses) arising during period, Pre-tax	(4,612)	5,035	4,567
Reclassification adjustments for gains and losses realized in net income, Pre-tax	(942)	(26)	(230)
Net gains (losses) from derivative instruments qualifying for cash flow hedges, Pre-tax
Unrealized gains (losses) arising during period, Pre-tax	(1,945)	(1,719)	(397)
Reclassification adjustments for gains and losses realized in net income, Pre-tax	2,480	28	(37)
Pension liability adjustment, Pre-tax
Actuarial gains (losses) arising during period, Pre-tax	(1,446)	(4,193)	1,072
Prior service credit (cost) arising during period, Pre-tax		226	74
Reclassification adjustments for actuarial gains and losses realized in net income, Pre-tax	214	93	119
Reclassification adjustments for prior service credit and cost realized in net income, Pre-tax	(170)	(207)	(157)
Other comprehensive income (loss), Pre-tax	(60,912)	76,990	48,440
Unrealized gains (losses) from securities, Tax benefit (expense)
Unrealized holding gains (losses) arising during period, Tax benefit (expense)	1,553	(1,774)	(1,440)
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	287	8	83
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Tax benefit (expense)
Unrealized gains (losses) arising during period, Tax benefit (expense)	735	654	153
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	(944)	(11)	15
Pension liability adjustment, Tax benefit (expense)
Actuarial gains (losses) arising during period, Tax benefit (expense)	429	1,526	(378)
Prior service credit (cost) arising during period, Tax benefit (expense)		(20)	(14)
Reclassification adjustments for actuarial gains and losses realized in net income, Tax benefit (expense)	(60)	(26)	(35)
Reclassification adjustments for prior service credit and cost realized in net income, Tax benefit (expense)	52	67	57
Other comprehensive income (loss), Tax benefit (expense)	2,052	424	(1,559)
Foreign currency translation adjustments, Net-of-tax
Foreign currency translation adjustments arising during period, Net-of-tax	(54,724)	77,817	43,429
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	233	(64)
Unrealized gains (losses) from securities, Net-of-tax
Unrealized holding gains (losses) arising during period, Net-of-tax	(3,059)	3,261	3,127
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	(655)	(18)	(147)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Net-of-tax
Unrealized gains (losses) arising during period, Net-of-tax	(1,210)	(1,065)	(244)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	1,536	17	(22)
Pension liability adjustment, Net-of-tax
Actuarial gains (losses) arising during period, Net-of-tax	(1,017)	(2,667)	694
Prior service credit (cost) arising during period, Net-of-tax		206	60
Reclassification adjustments for actuarial gains and losses realized in net income, Net-of-tax	154	67	84
Reclassification adjustments for prior service credit and cost realized in net income, Net-of-tax	(118)	(140)	(100)
Total other comprehensive income (loss)	¥ (58,860)	¥ 77,414	¥ 46,881